Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income
Interest income	$ 14,879	$ 4,118	$ 142
Total financial income	14,879	4,118	142
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs/premium and discount	42,418	15,936	20,286
Interest expense on loans	188,370	119,339	82,325
Interest expense on bonds and realized loss on CCSs	35,827	33,788	34,766
Interest expense on leases	17,227	13,639	10,269
Other financial costs, net	3,226	1,973	19,309
Total financial costs	$ 287,068	$ 184,675	166,955
Legal and professional fees related to the Transaction			$ 15,718